Offerings	Feb. 27, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share (c)
Amount of Registration Fee	$ 0
Offering Note	Calculated in accordance with Rule 457(o) under the Securities Act of 1933. The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance of the securities registered by this registration statement. The proposed maximum aggregate offering price has been estimated solely for the purpose of calculating the registration fee. In no event will the aggregate maximum offering price of all securities issued under this registration statement exceed $125,000,000. The amount registered is not specified as to each class of securities to be registered hereunder pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3 under the Securities Act of 1933.
(b) This registration statement registers securities with a maximum aggregate offering price of $125,000,000. Of these securities, securities with a maximum aggregate offering price of $100,000,000.00 (the “Unsold Securities”) represent unsold securities previously registered by the registrant on its Registration Statement on Form S-3 filed on March 24, 2023 and declared effective on March 29, 2023 (File No. 333-269988) (the “Prior Registration Statement”). In connection with the Prior Registration Statement, the registrant paid $9,367 in registration fees related to the Unsold Securities that will be applied to the securities registered pursuant to this registration statement. In accordance with Question 212.24 of the Securities and Exchange Commission, Division of Corporation Finance’s Compliance and Disclosure Interpretations regarding Securities Act Rules, the registrant is not required to pay any additional fee with respect to the Unsold Securities being included in this registration statement in reliance on Rule 415(a)(6), because such Unsold Securities (and associated fees) are being moved from the Prior Registration Statement to this registration statement. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
(c) Shares of common stock or preferred stock may be issued in primary offerings, upon conversion of debt securities or preferred stock registered hereby or upon the exercise of warrants or subscription rights to purchase preferred stock or common stock.
(d) The debt securities being registered hereunder will consist of one or more series of senior debt securities or subordinated debt securities, or any combination thereof, as more fully described herein.
(e) Warrants exercisable for common stock, preferred stock, depositary shares, debt securities or other securities
(f) The depositary shares registered hereunder will be evidenced by depositary receipts issued pursuant to a deposit agreement. If the registrant elects to offer to the public fractional interests in shares of preferred stock, then depositary receipts will be distributed to those persons purchasing the fractional interests and the shares will be issued to the depositary under the deposit agreement.

(g) Subscription rights evidencing the right to purchase common stock, preferred stock, depositary shares, debt securities or other securities.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share (c)
Amount of Registration Fee	$ 0
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities (d)
Amount of Registration Fee	$ 0
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Warrants (e)
Amount of Registration Fee	$ 0
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares (f)
Amount of Registration Fee	$ 0
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights (g)
Amount of Registration Fee	$ 0
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Amount of Registration Fee	$ 0
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Amount of Registration Fee	$ 0
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Amount of Registration Fee	$ 0
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 25,000,000
Amount of Registration Fee	$ 3,452.5
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Amount Registered	100,000,000
Maximum Aggregate Offering Price	$ 100,000,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-269988
Carry Forward Initial Effective Date	Mar. 24, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 9,367